Equity	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Equity

Note 18	Equity
Share capital
Ordinary shares are classified under shareholders' equity. Any shareholder, regardless of nationality, whose shares are fully paid-in and registered for at least two years, is entitled to double voting rights under the conditions prescribed by law (Article 32 of the Company's bylaws)
At June 30, 2022, 2,367,298 shares have been held for more than two years and entitle their holders to double voting rights (4.75% of the issued share capital).
Changes in share capital in 2022
The share capital has not changed during the first half of 2022.
At June 30, 2022, the share capital amounts to €12,453.87 represented by 49,815,489 fully authorized, subscribed and paid-up shares with a nominal value of €0.25 per share. This number does not include instruments granting access to share capital which have been issued by the Company and granted to certain directors, employees and consultants of the Group including stock options, free shares (AGA) that have not fully vested and share warrants (BSA) or the shares underlying our OCEANE convertible bonds that remain outstanding at June 30, 2022.
At June 30, 2022, the remaining unused authorizations to issue additional share-based compensation or other share-based instruments (stock options, free shares and share warrants) represent a total of 575,000 shares.
Changes in share capital in 2021
On February 4, 2021, as a result of share conversion requests in January 2021, a capital increase of €759,327.25 has been recognized, corresponding to the creation of 3,037,309 new shares.
On March 12, 2021, as a result of share conversion requests in February 2021, a capital increase of €664,578.75 has been recognized, corresponding to the creation of 2,658,312 new shares.
On April 6, 2021, as a result of share conversion requests in March 2021, a capital increase of €297,812.50 has been recognized, corresponding to the creation of 1,191,250 new shares.
At June 30, 2021, the total number of shares comprising the share capital, taking into account the above, was 45,775,250 shares.
On September 1, 2021, as a result of share conversion requests in August 2021, a capital increase of €13,750 has been recognized, corresponding to the creation of 55,000 new shares.
The Chief Executive Officer, acting on a decision and delegation from the Board of Directors on December 16, 2021, recognized on December 22, 2021 the execution of a capital increase for the benefit of Ipsen Pharma SAS. 3,985,239 new shares were created (and €28 million was collected from Ipsen Pharma SAS) on this occasion. The share capital was increased accordingly.
At December 31, 2021, the total number of shares comprising the share capital, taking into account the above, was 49,815,489 shares.